Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity grants made to the named executive officers must be approved by the Compensation Committee. During fiscal 2025, equity awards to employees generally were granted on March 19, 2025, which is around the time of the Company’s annual shareholder meeting. As part of the Company’s annual performance and compensation review process, the Compensation Committee approves stock option awards to our named executive officers in the second fiscal quarter of the following fiscal year, long after the Company’s fiscal year end. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information and the Company does not time the release of material nonpublic information based on equity award grant dates.

In accordance with Item 402(x) of Regulation S-K, we are providing information regarding our procedures related to the grant of stock options close in time to the release of material non-public information. Although we do not have a formal policy that requires us to award equity or equity-based compensation on specific dates, our Compensation Committee and Board have adopted a policy with respect to the grant of stock options and other equity incentive awards that generally prohibits the grant of stock options or other equity awards to executive officers during closed quarterly trading windows (as determined in accordance with our insider trading policy). Our insider trading policy also prohibits directors, officers and employees from trading in our common stock while in possession of or on the basis of material non-public information about us. Neither our Board nor our Compensation Committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of impacting the value of executive compensation. We generally issue equity awards to our executive officers on a limited and infrequent basis, and not in accordance with any fixed schedule. During fiscal 2025, there were no equity awards to any named executive officers within four business days preceding or one business day after the filing of any report of Forms 10-K, 10-Q, or 8-K that discloses material nonpublic information.

Award Timing Method	We generally issue equity awards to our executive officers on a limited and infrequent basis, and not in accordance with any fixed schedule.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false